Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2014	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 01, 2014	Apr. 30, 2014	Dec. 30, 2013	Nov. 30, 2013	Apr. 30, 2013
Commitments and Contingencies [Line Items]
Research and Development Expense, Total			$ 1,136,000	$ 1,048,000	$ 3,005,000	$ 2,303,000	$ 3,156,000	$ 3,495,000
Royalty Guarantees, Commitments, Amount							$ 200,000
Long Term Purchase Commitment Expire Date							Dec. 31, 2015
Settlement Liabilities, Current							$ 1,875,000
Commitments [Member]
Commitments and Contingencies [Line Items]
Research Services Agreements Value Fulfilling Commitment		$ 3,000,000
Research and Development Expense, Total								2,700,000
License Costs	$ 30,627
Initial license fee	20,000
Contractual Obligation, Due in Next Twelve Months											$ 78,000
Contractual Obligation, Due in Second Year									$ 161,754
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid Expense										$ 1,000,000		$ 1,000,000	$ 1,000,000
Amended Agreement [Member]
Commitments and Contingencies [Line Items]
Research and Development Expense, Total								$ 2,100,000
Second Eastern Affilate [Member] | iBio CMO LLC [Member]
Commitments and Contingencies [Line Items]
Lease Term					34 years		34 years
Minimum [Member] | Commitments [Member]
Commitments and Contingencies [Line Items]
License Costs	25,000
Maximum [Member] | Commitments [Member]
Commitments and Contingencies [Line Items]
License Costs	$ 150,000
Fraunhofer [Member]
Commitments and Contingencies [Line Items]
Royalty Guarantees, Commitments, Amount		$ 3,000,000	$ 4,000,000		$ 4,000,000		$ 4,000,000
Other Commitments, Description					under the terms of the TTA and for a period of 15 years, the Company shall pay Fraunhofer one percent (1%) of all receipts derived by the Company from sales of products produced utilizing the iBioLaunch or iBioModulator technology and ten percent (10%) of all receipts derived by the Company from licensing either of those technologies to third parties.		under the terms of the TTA and for a period of 15 years, the Company shall pay Fraunhofer one percent (1%) of all receipts derived by the Company from sales of products produced utilizing the iBioLaunch or iBioModulator technology and ten percent (10%) of all receipts derived by the Company from licensing either of those technologies to third parties.